Employee Benefit Plans (Details 14) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined benefit plan estimated future benefit payments
2012	$ 448	$ 38	$ 109	$ 3
2013	424	41	111	3
2014	456	45	114	3
2015	457	50	117	3
2016	474	58	118	3
2017-2021	$ 2,687	$ 322	$ 605	$ 14